CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Fixed income securities, available for sale amortized cost	$ 4,231,200,000	$ 4,131,300,000	$ 4,823,500,000
Available-for-sale, net of allowance for expected credit losses	4,000,000.0	7,700,000	2,700,000		$ 200,000
Fixed income securities, trading, amortized cost	1,552,700,000	1,576,700,000	1,155,500,000
Short term investments available for sale, amortized cost	169,300,000	52,400,000	10,100,000
Short-term investments, trading, amortized cost	11,000,000.0	6,300,000	2,000,000.0
Catastrophe Bonds, Fair Value Disclosure	2,400,000	5,100,000	5,300,000
Privately-held investments, cost, trading at fair value	496,100,000	537,700,000	309,200,000
Cash and cash equivalents, including cash within variable interest entities	11,400,000	65,700,000	75,200,000
Premium Receivable, Allowance for Credit Loss	$ 21,600,000	$ 25,000,000	$ 30,200,000
Ordinary shares, issued	60,395,839	60,395,839	60,395,839
Ordinary shares, par value	$ 0.01	$ 0.01	$ 0.01
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2022: $3.7 — 2021: $3.3)	$ 3,300,000	$ 3,700,000	$ 3,300,000		3,800,000
Restricted cash	312,100,000	232,100,000	364,900,000	$ 387,300,000	$ 296,000,000
Privately-held Investments	482,400,000	533,000,000.0	307,100,000
Other investments, at fair value (2)	213,400,000	221,300,000	151,300,000
Accrued expenses | Asset Management Arrangement
Intercompany funds due to affiliates	2,400,000	4,500,000	3,200,000
Accrued expenses | Management Consulting Agreement
Intercompany funds due to affiliates	2,500,000	1,300,000	0
Apollo originating partnership | Fair Value, Recurring [Member]
Privately-held Investments	42,700,000	44,800,000
Other investments, at fair value (2)	12,600,000	12,700,000
Apollo real estate fund | Fair Value, Recurring [Member]
Other investments, at fair value (2)	22,900,000	25,300,000
Fixed maturities
Fixed income securities, available for sale amortized cost	4,400,500,000	4,183,700,000	4,833,600,000
Short-term investments
Fixed income securities, trading, amortized cost	$ 11,000,000.0	$ 6,300,000	$ 2,000,000.0